7. Income Taxes: Schedule of Non-Capital Losses (Details) - USD ($)	Mar. 31, 2038	Mar. 31, 2037	Mar. 31, 2036	Mar. 31, 2035	Mar. 31, 2034	Mar. 31, 2033	Mar. 31, 2032	Mar. 31, 2031	Mar. 31, 2030	Mar. 31, 2029	Mar. 31, 2028	Mar. 31, 2027	Mar. 31, 2026
Details
Non-Capital Losses	$ 1,088,000	$ 1,459,000	$ 4,111,000	$ 4,718,000	$ 3,935,000	$ 3,156,000	$ 1,111,000	$ 1,591,000	$ 1,252,000	$ 5,000	$ 34,000	$ 12,000	$ 114,000